RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Investments	$ 157,912,000,000		$ 110,044,000,000
Related Party
Related Party Transaction [Line Items]
Investments	12,200,000,000		13,400,000,000
Deposit assets	343,000,000		318,000,000
Related Party | Brookfield
Related Party Transaction [Line Items]
Private loans issued	4,100,000,000		4,300,000,000
Equity Commitment Agreement | Related Party
Related Party Transaction [Line Items]
Equity commitment	2,000,000,000.0
Related party agreements and transactions	0	$ 0
Brookfield Infrastructure Partners L.P, Loan Refinancing | Related Party
Related Party Transaction [Line Items]
Related party agreements and transactions	450,000,000
Subsidiaries Investments, BAM Shares | Related Party
Related Party Transaction [Line Items]
Related party agreements and transactions		$ 3,500,000,000
Brookfield Shares Received In Exchange Offer, Q4 2023 | Related Party | Brookfield
Related Party Transaction [Line Items]
Investments	2,000,000,000.0		2,100,000,000
BAM Shares Contributed Q2 2025 | Related Party | Brookfield
Related Party Transaction [Line Items]
Investments	$ 2,900,000,000		$ 3,400,000,000